Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Inventories, net of reserves
Inventories, net of reserves of $360 million and $260 million in 2017 and 2016, respectively, are comprised of the following at December 31:

	2017	2016
Finished goods	$2,577	$1,585
Work in process and raw materials	1,930	1,581
Total inventories, net	$4,507	$3,166